Trade and Other Receivables - Other Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other receivables
Short-term debt recognized for consideration received from the factor for the receivables assignment contracts	€ 16,546	€ 23,450
Total receivables sold without recourse to financial institutions	3,174,308	2,975,343	€ 2,735,973
Finance costs from sale of receivables	18,201	10,292	€ 10,964
Volume of invoices sold without recourse to various financial institutions which would not have been collected	€ 445,185	€ 317,054
Minimum
Other receivables
Advanced collection of rate on assigned credits	70.00%	70.00%	70.00%
Initial payment usually received under some contracts, expressed as a percentage of the nominal amount of receivables	90.00%	90.00%	90.00%
Maximum
Other receivables
Advanced collection of rate on assigned credits	100.00%	100.00%	100.00%
Initial payment usually received under some contracts, expressed as a percentage of the nominal amount of receivables	100.00%	100.00%	100.00%